General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2021
General and Administrative Expenses [Abstract]
Summary of General and administrative expenses
General and administrative expenses for the years ended December 31, 2019, 2020 and 2021 are as follows:

	2019		2020	2021
Employee benefits:
Salaries	~~W~~	2,918,065	3,034,543	3,283,436
Severance benefits:
Defined contribution		35,972	36,660	38,577
Defined benefit		168,732	184,753	192,614
Termination benefits		122,732	94,723	268,089

		3,245,501	3,350,679	3,782,716

Entertainment		36,931	34,963	38,552
Depreciation		479,657	475,506	490,457
Amortization		99,208	129,976	155,202
Taxes and utility bills		197,691	197,996	187,432
Advertising		265,739	204,308	280,780
Research		17,742	20,271	25,320
Others		792,205	798,774	782,629

	~~W~~	5,134,674	5,212,473	5,743,088